Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
Debt instruments	Borrowers-Issuers	2014	2013
$262.1 Million Credit Suisse credit facility	Pegasus-Lance-Seacrown	$—	$214,085
$340.0 Million Credit Suisse credit facility	Pegasus-Lance-Seacrown-Fareastern	325,000	—
$250.0 Million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	—
Total		$575,000	$214,085
Less current portion		$20,000	$—
Long-term portion		$555,000	$214,085

Minimum Annual Principal Payments
Year ending December 31,	Amount
2015	$20,000
2016	20,000
2017	20,000
2018	20,000
2019	270,000
2020 and thereafter	225,000
Total	$575,000